Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	€ 47,668	€ 5,225
Semi-finished goods	31,195	11,999
Finished goods	27,706	10,265
Total	€ 106,569	€ 27,489